Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

September 1, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               AdvisorShares Trust:  Initial Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, together with certain exhibits thereto. The purpose of Pre-Effective Amendment No. 2 is to respond to staff comments on the Trust’s Pre-Effective Amendment No. 1 filing on Form N-1A, as received on August 27, 2009, and to make other changes to the Trust’s Registration Statement.  In addition to Pre-Effective Amendment No. 2, we are filing, as correspondence, a response letter to the staff’s comments referenced above.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire